capital structure financial policies (Details) - CAD ($) $ in Millions		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of debt and coverage ratios
Net debt		$ 18,199	$ 13,770
EBITDA - excluding restructuring and other costs		5,688	5,421
Net interest cost		$ 755	$ 644
Debt ratio
Increase (decrease) in Target Net debt to EBITDA - excluding restructuring and other costs	0.20
Net debt to EBITDA - excluding restructuring and other costs ratio		3.20	2.54
Coverage ratios
Earnings coverage ratio		4.0	4.4
EBITDA - excluding restructuring and other costs interest coverage ratio		7.5	8.4
Calculation of net debt
Long-term debt		$ 18,474	$ 14,101
Debt issuance costs netted against long-term debt		87	93
Derivative (assets) liabilities, net		(37)	(73)
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt - excluding tax effects		110	(37)
Cash and temporary investments, net		(535)	(414)	$ (509)
Short-term borrowings		100	100
Net debt		18,199	13,770
Calculation of EBITDA - excluding restructuring and other costs
EBITDA		5,554	5,104
Restructuring and other costs		134	317
EBITDA - excluding restructuring and other costs		$ 5,688	$ 5,421
Changes in debt and coverage ratios
Net debt to EBITDA - excluding restructuring and other costs ratio		3.20	2.54
Net debt to operating cash flow ratio maximum		4.00
Increase in net debt to EBITDA ratio due to the implementation of IFRS 16		0.14
Earnings Coverage Ratio		4.0	4.4
Increase (decrease) in earnings coverage ratio due to an (increase) decrease in borrowing costs		(0.6)
Increase (decrease) in earnings coverage ratio due to an increase (decrease) in income before borrowing costs and income taxes		0.2
EBITDA - excluding restructuring and other costs interest coverage ratio		7.5	8.4
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an increase (decrease) in EBITDA		0.4
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an (increase) decrease in net interest costs		(1.3)
Dividend payout ratio
Dividend payout ratio, (as a per cent)		78.00%	78.00%
Dividend payout ratio of adjusted net earnings, (as a per cent)		84.00%	81.00%
Calculation of adjusted net earnings attributable to Common Shares
Net income attributable to Common Shares		$ 1,746	$ 1,600
Gain and net equity income related to real estate redevelopment project, after income taxes		5	(150)
Business combination-related provisions, after income taxes		(13)	(17)
Income tax-related adjustments		(142)	(7)
Long-term debt prepayment premium, after income taxes		20	25
Initial and committed donation to TELUS Friendly Future Foundation, after income taxes			90
Adjusted net earnings attributable to Common Shares		$ 1,616	$ 1,541
Minimum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs		2.20
Dividend payout ratio
Target dividend payout ratio, (as a per cent)		65.00%	65.00%
Target ratio from free cash flow	60.00%
Maximum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs		2.70
Dividend payout ratio
Target dividend payout ratio, (as a per cent)		75.00%	75.00%
Target ratio from free cash flow	75.00%